Common stock (Details Narrative)	1 Months Ended	6 Months Ended
	Jul. 31, 2025 USD ($) $ / shares shares	Jun. 30, 2026 USD ($) $ / shares shares	Jun. 30, 2025 USD ($)	Jun. 30, 2026 € / shares shares
Equity [Abstract]
Shares issued		68,380,617		68,380,617
Common stock, par value | € / shares				€ 0.002
Warrant exercise price | $ / shares	$ 1.50	$ 0.57
Warrant term	5 years
Warrant exercised	1,579,250
Net proceeds | $	$ 900,000	$ 2,280,619	$ 83,534,362